Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
For the year ending December 31,
2020	$ 11,696
2021	8,417
2022	8,371
2023	8,371
2024	8,326
Thereafter	1,094
Total	$ 46,275	$ 60,655	$ 75,035